Transactions with Affiliates and Container Investors (Tables)	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Summary of Due to Container Investors, Net

The following table provides a summary of due to container investors, net at September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Accounts receivable, net - managed fleet	$10,351	$10,628
Prepaid expenses and other current assets - managed fleet	20	99
Accounts payable and accrued expenses - managed fleet	(432)	(1,187)
	9,939	9,540
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	8,249	9,157
Due to container investors, net	$18,188	$18,697